Note 13 - Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
13.	Related party transactions and balances
(a)       Compensation of key management personnel

Key management includes members of the Board, the President and Chief Executive Officer, the Chief Financial Officer and the Vice President, Corporate Development. The net aggregate compensation paid or payable to key management for services after recovery from Almadex (Note
13
(b)) is as follows:

	December 31,	December 31,	December 31,
	2017	2016	2015

Salaries and benefits	$813,400	$755,475	$740,208	(i)
Share-based payments	2,216,170	1,537,060	725,165
Directors’ fees	70,000	41,000	48,000
	$3,099,570	$2,333,535	$1,513,373

(i)	For the year ended
December 31, 2015,
Hawk Mountain Resources Ltd. (“Hawk Mountain”), a private company of which the Chairman of the Company is a shareholder, was paid
$193,333
for geological services provided to the Company and is recorded in general exploration expenses. The services agreement with Hawk Mountain was terminated effective
December 31, 2015.
Effective
January 1, 2016,
the Company entered into an employment contract with the Chairman directly.

(b)       Almadex Minerals Ltd (“Almadex”)

Effective
August 1, 2015,
approximately
30%
of administrative expenses is recovered from Almadex pursuant to the Administrative Service Agreement.

During the year ended
December 31, 2017,
the Company received
$499,798
(
2016
-
$464,498;
2015
-
$181,405
) from Almadex for administrative services fees included in other income.

At
December 31, 2017,
the Company accrued
$153,038
(
2016
-
$63,429
) payable to Almadex for drilling equipment rental services in Mexico.

At
December 31, 2017,
included in accounts receivable is
$195,551
(
2016
-
$149,429
) due from Almadex in relation to administrative expenses recoveries.

(c)       Other related party transactions

During the year ended
December 31, 2017,
the Company paid a company controlled by a Director of the Company,
$Nil
(
2016
-
$Nil;
2015
-
$1,200
) for administrative services provided to the Company.

During the year ended
December 31, 2017,
the Company employed the Chairman’s daughter for a salary of
$43,800
less statutory deductions (
2016
-
$38,800;
2015
-
$43,225
) for marketing and administrative services provided to the Company.